Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.3%
Basic Materials — 0.4%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	3	831
Albemarle Corp.	1	109
Axalta Coating Systems Ltd. (a)	1	23
Celanese Corp., Class A	1	137
CF Industries Holdings, Inc.	3	93
Dow, Inc.	10	464
DuPont de Nemours, Inc.	10	545
Eastman Chemical Co.	2	138
Ecolab, Inc.	3	647
FMC Corp.	1	137
International Flavors & Fragrances, Inc.	1	126
Linde plc, (United Kingdom)	7	1,619
LyondellBasell Industries NV, Class A	4	264
Mosaic Co. (The)	5	90
PPG Industries, Inc.	3	395
RPM International, Inc.	1	124
Sherwin-Williams Co. (The)	1	695

		6,437

Forest Products & Paper — 0.0% (g)
International Paper Co.	6	226

Iron/Steel — 0.0% (g)
Nucor Corp.	5	204
Steel Dynamics, Inc.	3	82

		286

Mining — 0.0% (g)
Freeport-McMoRan, Inc.	18	276
Newmont Corp.	10	634

		910

Total Basic Materials		7,859

Communications — 19.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	6	103
Omnicom Group, Inc.	3	171
Trade Desk, Inc. (The), Class A (a)	3	1,441

		1,715

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Internet — 18.0%
Alphabet, Inc., Class A (a)	42		62,098
Alphabet, Inc., Class C (a)	42		61,018
Amazon.com, Inc. (a)	25		79,244
Booking Holdings, Inc. (a)	2		4,147
CDW Corp.	6		663
E*TRADE Financial Corp.	4		178
eBay, Inc.	40		2,067
Etsy, Inc. (a)	6		674
Expedia Group, Inc.	8		735
F5 Networks, Inc. (a)	2		301
Facebook, Inc., Class A (a)	339		88,816
GoDaddy, Inc., Class A (a)	2		149
IAC/InterActiveCorp. (a)	1		115
Match Group, Inc. (a)	3		325
MercadoLibre, Inc., (Argentina) (a)	1		616
Netflix, Inc. (a)	6		2,783
NortonLifeLock, Inc.	39		817
Okta, Inc., Class A (a)	1		287
Palo Alto Networks, Inc. (a)	7		1,681
Pinterest, Inc., Class A (a)	5		209
Roku, Inc., Class A (a)	1		239
Snap, Inc., Class A (a)	11		287
TD Ameritrade Holding Corp.	4		163
Twitter, Inc. (a)	111		4,954
Uber Technologies, Inc. (a)	13		467
VeriSign, Inc. (a)	1		258
Wayfair, Inc., Class A (a)	1		235
Zillow Group, Inc., Class C (a)	2		172

			313,698

Media — 0.5%
Altice USA, Inc., Class A (a)	3		91
Cable One, Inc.	—	(h)	89
Charter Communications, Inc., Class A (a)	2		1,168
Comcast Corp., Class A	58		2,703
Discovery, Inc., Class A (a)	3		58
Discovery, Inc., Class C (a)	4		82
DISH Network Corp., Class A (a)	3		100
FactSet Research Systems, Inc.	1		175
Fox Corp., Class A	5		134
Fox Corp., Class B	3		77
Liberty Broadband Corp., Class A (a)	—	(h)	8
Liberty Broadband Corp., Class C (a)	1		179
Liberty Global plc, (United Kingdom), Class A (a)	1		22
Liberty Global plc, (United Kingdom), Class C (a)	6		129
Liberty Media Corp.-Liberty Formula One, Class C (a)	2		81
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1		47
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	2		69

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
News Corp., Class A	6	83
Sirius XM Holdings, Inc.	12	63
ViacomCBS, Inc., Class B	8	216
Walt Disney Co. (The)	23	2,872

		8,446

Telecommunications — 0.9%
Arista Networks, Inc. (a)	2	461
AT&T, Inc.	91	2,607
CenturyLink, Inc.	12	117
Cisco Systems, Inc.	164	6,466
Corning, Inc.	30	959
Juniper Networks, Inc.	14	306
Motorola Solutions, Inc.	7	1,031
T-Mobile US, Inc. (a)	7	806
Verizon Communications, Inc.	53	3,151

		15,904

Total Communications		339,763

Consumer Cyclical — 4.9%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	3	77
Southwest Airlines Co.	3	97

		174

Apparel — 0.1%
NIKE, Inc., Class B	16	1,998
Ralph Lauren Corp., Class A	1	53
VF Corp.	4	291

		2,342

Auto Manufacturers — 3.3%
Cummins, Inc.	42	8,821
Ford Motor Co.	409	2,721
General Motors Co.	135	4,004
PACCAR, Inc.	103	8,810
Tesla, Inc. (a)	78	33,263

		57,619

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland)	3	294
Autoliv, Inc., (Sweden)	1	39
BorgWarner, Inc.	2	90
Lear Corp.	1	72

		495

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	3	318
Fastenal Co.	8	364
HD Supply Holdings, Inc. (a)	3	119
LKQ Corp. (a)	3	92
WW Grainger, Inc.	1	187

		1,080

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	2		99
Vail Resorts, Inc.	1		117

			216

Food Service — 0.0% (g)
Aramark	3		86

Home Builders — 0.1%
DR Horton, Inc.	4		293
Lennar Corp., Class A	3		246
NVR, Inc. (a)	—	(h)	143
PulteGroup, Inc.	3		119

			801

Home Furnishings — 0.0% (g)
Whirlpool Corp.	1		159

Housewares — 0.0% (g)
Newell Brands, Inc.	5		89

Leisure Time — 0.0% (g)
Carnival Corp.	9		131
Peloton Interactive, Inc., Class A (a)	2		242
Royal Caribbean Cruises Ltd.	3		166

			539

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	4		310
Las Vegas Sands Corp.	4		183
Marriott International, Inc., Class A	4		346
MGM Resorts International	7		144
Wynn Resorts Ltd.	1		65

			1,048

Retail — 1.2%
Advance Auto Parts, Inc.	1		126
AutoZone, Inc. (a)	—	(h)	337
Best Buy Co., Inc.	3		333
Burlington Stores, Inc. (a)	1		146
CarMax, Inc. (a)	2		221
Chipotle Mexican Grill, Inc., Class A (a)	—	(h)	429
Costco Wholesale Corp.	6		2,021
Darden Restaurants, Inc.	2		179
Dollar General Corp.	3		660
Dollar Tree, Inc. (a)	3		278
Domino’s Pizza, Inc.	—	(h)	196
Genuine Parts Co.	2		153
Home Depot, Inc. (The)	14		3,789
Lowe’s Cos., Inc.	10		1,577
Lululemon Athletica, Inc., (Canada) (a)	2		518

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Retail — continued
McDonald’s Corp.	10		2,094
O’Reilly Automotive, Inc. (a)	1		422
Ross Stores, Inc.	4		407
Starbucks Corp.	15		1,267
Target Corp.	6		997
Tiffany & Co.	1		152
TJX Cos., Inc. (The)	15		849
Tractor Supply Co.	1		194
Ulta Beauty, Inc. (a)	1		144
Walgreens Boots Alliance, Inc.	10		372
Walmart, Inc.	18		2,545
Yum! Brands, Inc.	4		336

			20,742

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	1		87

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	2		136

Total Consumer Cyclical			85,613

Consumer Non-cyclical — 27.9%
Agriculture — 4.0%
Altria Group, Inc.	689		26,623
Archer-Daniels-Midland Co.	8		364
Bunge Ltd.	3		119
Philip Morris International, Inc.	578		43,322

			70,428

Beverages — 5.2%
Brown-Forman Corp., Class B	56		4,251
Coca-Cola Co. (The)	747		36,855
Constellation Brands, Inc., Class A	31		5,799
Keurig Dr Pepper, Inc.	64		1,760
Molson Coors Beverage Co., Class B	35		1,183
Monster Beverage Corp. (a)	72		5,786
PepsiCo., Inc.	254		35,219

			90,853

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	16		1,815
Alnylam Pharmaceuticals, Inc. (a)	8		1,173
Amgen, Inc.	42		10,680
Biogen, Inc. (a)	12		3,319
BioMarin Pharmaceutical, Inc. (a)	13		981
Bio-Rad Laboratories, Inc., Class A (a)	—	(h)	133
Corteva, Inc.	10		284
Exact Sciences Corp. (a)	11		1,086
Gilead Sciences, Inc.	90		5,686
Illumina, Inc. (a)	2		593

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Biotechnology — continued
Incyte Corp. (a)	13		1,189
Ionis Pharmaceuticals, Inc. (a)	9		434
Moderna, Inc. (a)	19		1,369
Regeneron Pharmaceuticals, Inc. (a)	7		4,038
Seattle Genetics, Inc. (a)	9		1,681
Vertex Pharmaceuticals, Inc. (a)	19		5,059

			39,520

Commercial Services — 0.6%
AMERCO	—	(h)	80
Automatic Data Processing, Inc.	6		797
Avalara, Inc. (a)	6		707
Booz Allen Hamilton Holding Corp., Class A	2		138
Cintas Corp.	1		402
CoStar Group, Inc. (a)	—	(h)	406
Equifax, Inc.	2		241
FleetCor Technologies, Inc. (a)	1		255
Gartner, Inc. (a)	1		125
Global Payments, Inc.	4		695
IHS Markit Ltd., (United Kingdom)	5		414
MarketAxess Holdings, Inc.	1		262
Moody’s Corp.	3		752
Nielsen Holdings plc	5		72
PayPal Holdings, Inc. (a)	14		2,807
Robert Half International, Inc.	2		94
Rollins, Inc.	2		119
S&P Global, Inc.	4		1,369
Square, Inc., Class A (a)	5		744
TransUnion	3		225
United Rentals, Inc. (a)	1		191
Verisk Analytics, Inc., Class A	2		400

			11,295

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	10		783
Estee Lauder Cos., Inc. (The), Class A	3		618
Procter & Gamble Co. (The)	32		4,390

			5,791

Food — 0.3%
Campbell Soup Co.	2		104
Conagra Brands, Inc.	6		217
General Mills, Inc.	8		482
Hershey Co. (The)	2		238
Hormel Foods Corp.	4		186
Ingredion, Inc.	1		61
J M Smucker Co. (The)	1		162
Kellogg Co.	3		182
Kraft Heinz Co. (The)	9		277
Kroger Co. (The)	10		355

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Lamb Weston Holdings, Inc.	2	105
McCormick & Co., Inc.	2	292
Mondelez International, Inc., Class A	18	1,062
Sysco Corp.	6	372
Tyson Foods, Inc., Class A	4	258

		4,353

Healthcare — Products — 0.9%
Abbott Laboratories	23	2,474
ABIOMED, Inc. (a)	1	152
Align Technology, Inc. (a)	1	304
Avantor, Inc. (a)	5	108
Baxter International, Inc.	7	526
Boston Scientific Corp. (a)	18	707
Cooper Cos., Inc. (The)	1	210
Danaher Corp.	8	1,776
DENTSPLY SIRONA, Inc.	3	115
Edwards Lifesciences Corp. (a)	8	612
Henry Schein, Inc. (a)	2	112
Hologic, Inc. (a)	3	207
IDEXX Laboratories, Inc. (a)	1	410
Insulet Corp. (a)	1	161
Intuitive Surgical, Inc. (a)	1	1,054
Masimo Corp. (a)	1	130
Medtronic plc, (Ireland)	17	1,800
ResMed, Inc.	2	304
STERIS plc	1	179
Stryker Corp.	4	896
Teleflex, Inc.	1	180
Thermo Fisher Scientific, Inc.	5	2,244
Varian Medical Systems, Inc. (a)	1	193
West Pharmaceutical Services, Inc.	1	221
Zimmer Biomet Holdings, Inc.	3	361

		15,436

Healthcare — Services — 0.6%
Anthem, Inc.	3	848
Catalent, Inc. (a)	31	2,631
Centene Corp. (a)	7	419
DaVita, Inc. (a)	1	77
HCA Healthcare, Inc.	4	437
Humana, Inc.	2	658
IQVIA Holdings, Inc. (a)	2	384
Laboratory Corp. of America Holdings (a)	1	237
Molina Healthcare, Inc. (a)	1	95
Quest Diagnostics, Inc.	2	191
Teladoc Health, Inc. (a)	1	188
UnitedHealth Group, Inc.	12	3,761
Universal Health Services, Inc., Class B	1	117

		10,043

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Household Products/Wares — 0.1%
Avery Dennison Corp.	1	142
Church & Dwight Co., Inc.	3	257
Clorox Co. (The)	1	310
Kimberly-Clark Corp.	4	625

		1,334

Pharmaceuticals — 13.6%
AbbVie, Inc.	126	11,031
AmerisourceBergen Corp., Class A	2	225
Becton Dickinson and Co.	4	881
Bristol-Myers Squibb Co.	430	25,919
Cardinal Health, Inc.	4	171
Cigna Corp.	5	802
CVS Health Corp.	17	1,003
DexCom, Inc. (a)	1	470
Elanco Animal Health, Inc. (a)	5	131
Eli Lilly & Co.	152	22,487
Jazz Pharmaceuticals plc, (Ireland) (a)	1	77
Johnson & Johnson	502	74,704
McKesson Corp.	2	335
Merck & Co., Inc.	482	39,977
Mylan NV (a)	99	1,467
Neurocrine Biosciences, Inc. (a)	6	599
Perrigo Co. plc, (Ireland)	26	1,187
Pfizer, Inc.	1,059	38,871
Sarepta Therapeutics, Inc. (a)	5	732
Zoetis, Inc., Class A	90	14,955

		236,024

Total Consumer Non-cyclical		485,077

Energy — 0.4%
Oil & Gas — 0.3%
Cabot Oil & Gas Corp.	5	81
Chevron Corp.	24	1,736
Concho Resources, Inc.	2	103
ConocoPhillips	14	471
Diamondback Energy, Inc.	2	63
EOG Resources, Inc.	8	287
Exxon Mobil Corp.	55	1,872
Hess Corp.	3	127
Marathon Petroleum Corp.	9	255
Occidental Petroleum Corp.	12	119
Phillips 66	6	299
Pioneer Natural Resources Co.	2	205
Valero Energy Corp.	6	246

		5,864

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	9	123
Halliburton Co.	11	135
National Oilwell Varco, Inc.	6	51
Schlumberger NV	20	307

		616

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	2	104
Kinder Morgan, Inc.	25	304
ONEOK, Inc.	5	138
Williams Cos., Inc. (The)	14	280

		826

Total Energy		7,306

Financial — 3.1%
Banks — 0.7%
Bank of America Corp.	106	2,548
Bank of New York Mellon Corp. (The)	13	444
Citigroup, Inc.	27	1,172
Citizens Financial Group, Inc.	7	164
Comerica, Inc.	3	122
East West Bancorp, Inc.	3	95
Fifth Third Bancorp	12	250
First Republic Bank	3	329
Goldman Sachs Group, Inc. (The)	4	869
Huntington Bancshares, Inc.	19	174
KeyCorp.	16	193
M&T Bank Corp.	2	216
Morgan Stanley	17	825
Northern Trust Corp.	3	265
PNC Financial Services Group, Inc. (The)	7	739
Regions Financial Corp.	18	206
Signature Bank	1	112
State Street Corp.	6	341
SVB Financial Group (a)	1	228
Truist Financial Corp.	21	815
US Bancorp	21	754
Wells Fargo & Co.	51	1,195
Zions Bancorp NA	4	116

		12,172

Diversified Financial Services — 0.9%
Ally Financial, Inc.	6	145
American Express Co.	10	1,001
Ameriprise Financial, Inc.	2	309
BlackRock, Inc., Class A	2	1,087
Capital One Financial Corp.	7	509
Cboe Global Markets, Inc.	2	162
Charles Schwab Corp. (The)	17	629
CME Group, Inc., Class A	6	931

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
Discover Financial Services	4		251
Franklin Resources, Inc.	7		136
Intercontinental Exchange, Inc.	8		830
Invesco Ltd.	7		85
Mastercard, Inc., Class A	11		3,861
Nasdaq, Inc.	2		257
Raymond James Financial, Inc.	3		184
SEI Investments Co.	3		131
Synchrony Financial	8		221
T Rowe Price Group, Inc.	4		479
Tradeweb Markets, Inc., Class A	1		70
Visa, Inc., Class A	22		4,305
Western Union Co. (The)	5		112

			15,695

Insurance — 0.8%
Aflac, Inc.	11		399
Alleghany Corp.	—	(h)	165
Allstate Corp. (The)	5		467
American Financial Group, Inc.	2		103
American International Group, Inc.	12		337
Aon plc, Class A	3		717
Arch Capital Group Ltd., (Bermuda) (a)	7		213
Arthur J Gallagher & Co.	3		340
Assurant, Inc.	1		156
Athene Holding Ltd., (Bermuda), Class A (a)	2		68
Berkshire Hathaway, Inc., Class B (a)	21		4,440
Brown & Brown, Inc.	4		197
Chubb Ltd., (Switzerland)	7		815
Cincinnati Financial Corp.	3		210
Equitable Holdings, Inc.	7		126
Erie Indemnity Co., Class A	—	(h)	92
Everest Re Group Ltd., (Bermuda)	1		171
Fidelity National Financial, Inc.	4		120
Globe Life, Inc.	2		173
Hartford Financial Services Group, Inc. (The)	6		239
Lincoln National Corp.	4		124
Loews Corp.	5		177
Markel Corp. (a)	—	(h)	253
Marsh & McLennan Cos., Inc.	8		929
MetLife, Inc.	12		441
Principal Financial Group, Inc.	5		219
Progressive Corp. (The)	9		880
Prudential Financial, Inc.	6		410
Reinsurance Group of America, Inc.	1		100
RenaissanceRe Holdings Ltd., (Bermuda)	1		143
Travelers Cos., Inc. (The)	4		443
Voya Financial, Inc.	2		115
Willis Towers Watson plc, (United Kingdom)	2		428
W R Berkley Corp.	3		183

			14,393

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Private Equity — 0.1%
Apollo Global Management, Inc., Class A	2	99
Blackstone Group, Inc. (The), Class A	11	550
Carlyle Group, Inc. (The)	2	37
KKR & Co., Inc.	6	218

		904

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	5	235
Jones Lang LaSalle, Inc.	1	95

		330

REITS — 0.6%
AGNC Investment Corp.	7	94
Alexandria Real Estate Equities, Inc.	2	255
American Tower Corp.	6	1,340
Annaly Capital Management, Inc.	15	106
AvalonBay Communities, Inc.	2	289
Boston Properties, Inc.	2	155
Camden Property Trust	1	84
Crown Castle International Corp.	5	874
Digital Realty Trust, Inc.	3	500
Duke Realty Corp.	4	161
Equinix, Inc.	1	850
Equity LifeStyle Properties, Inc.	2	123
Equity Residential	5	258
Essex Property Trust, Inc.	1	174
Extra Space Storage, Inc.	1	151
Federal Realty Investment Trust	1	58
Healthpeak Properties, Inc.	7	192
Host Hotels & Resorts, Inc.	10	113
Invitation Homes, Inc.	6	176
Iron Mountain, Inc.	3	84
Medical Properties Trust, Inc.	6	112
Mid-America Apartment Communities, Inc.	1	132
National Retail Properties, Inc.	2	69
Omega Healthcare Investors, Inc.	3	81
Prologis, Inc.	10	956
Public Storage	2	447
Realty Income Corp.	4	262
Regency Centers Corp.	2	77
SBA Communications Corp., Class A	1	440
Simon Property Group, Inc.	4	251
Sun Communities, Inc.	1	156
UDR, Inc.	3	90
Ventas, Inc.	5	202

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
REITS — continued
VEREIT, Inc.	13		82
VICI Properties, Inc.	6		132
Vornado Realty Trust	3		92
Welltower, Inc.	6		305
Weyerhaeuser Co.	10		275
WP Carey, Inc.	2		146

			10,344

Savings & Loans — 0.0% (g)
People’s United Financial, Inc.	11		112

Total Financial			53,950

Industrial — 17.8%
Aerospace/Defense — 0.3%
Boeing Co. (The)	7		1,161
General Dynamics Corp.	3		464
HEICO Corp.	—	(h)	40
HEICO Corp., Class A	1		66
Howmet Aerospace, Inc.	5		81
L3Harris Technologies, Inc.	3		465
Lockheed Martin Corp.	3		1,223
Northrop Grumman Corp.	2		632
Raytheon Technologies Corp.	20		1,137
Teledyne Technologies, Inc. (a)	—	(h)	120
TransDigm Group, Inc.	1		283

			5,672

Building Materials — 0.1%
Carrier Global Corp.	10		319
Fortune Brands Home & Security, Inc.	2		137
Johnson Controls International plc	10		412
Lennox International, Inc.	—	(h)	90
Martin Marietta Materials, Inc.	1		222
Masco Corp.	3		149
Owens Corning	1		81
Vulcan Materials Co.	2		247

			1,657

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	3		327
Emerson Electric Co.	8		533

			860

Electronics — 0.8%
Agilent Technologies, Inc.	4		406
Allegion plc, (Ireland)	1		94
Amphenol Corp., Class A	12		1,252
Arrow Electronics, Inc. (a)	3		272
FLIR Systems, Inc.	5		181
Fortive Corp.	89		6,787
Garmin Ltd., (Switzerland)	2		174

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electronics — continued
Honeywell International, Inc.	9		1,499
Keysight Technologies, Inc. (a)	7		713
Mettler-Toledo International, Inc. (a)	—	(h)	282
PerkinElmer, Inc.	1		174
Roper Technologies, Inc.	1		525
Sensata Technologies Holding plc (a)	2		69
TE Connectivity Ltd., (Switzerland)	13		1,266
Trimble, Inc. (a)	9		460
Waters Corp. (a)	1		136

			14,290

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	2		167

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	49		2,253
Republic Services, Inc., Class A	3		299
Waste Connections, Inc.	4		383
Waste Management, Inc.	6		641

			3,576

Hand/Machine Tools — 0.6%
Snap-on, Inc.	20		2,900
Stanley Black & Decker, Inc.	46		7,447

			10,347

Machinery — Construction & Mining — 1.5%
Caterpillar, Inc.	176		26,230

Machinery — Diversified — 3.2%
Cognex Corp.	6		421
Deere & Co.	113		25,100
Dover Corp.	43		4,644
Flowserve Corp.	9		233
IDEX Corp.	22		4,079
Ingersoll Rand, Inc. (a)	104		3,695
Nordson Corp.	8		1,510
Otis Worldwide Corp.	117		7,315
Rockwell Automation, Inc.	2		352
Westinghouse Air Brake Technologies Corp.	54		3,342
Xylem, Inc.	53		4,500

			55,191

Miscellaneous Manufacturers — 1.7%
3M Co.	7		1,177
A O Smith Corp.	2		82
Eaton Corp. plc	5		555
General Electric Co.	114		711
Illinois Tool Works, Inc.	96		18,567
Parker-Hannifin Corp.	38		7,728
Textron, Inc.	3		108
Trane Technologies plc, (Ireland)	3		369

			29,297

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	22	244
Ball Corp.	4	357
Crown Holdings, Inc. (a)	2	141
Packaging Corp. of America	1	149
Sealed Air Corp.	2	79
Westrock Co.	4	148

		1,118

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	1	80

Transportation — 9.2%
CH Robinson Worldwide, Inc.	75	7,710
CSX Corp.	148	11,466
Expeditors International of Washington, Inc.	94	8,492
FedEx Corp.	135	33,837
JB Hunt Transport Services, Inc.	1	171
Kansas City Southern	18	3,286
Knight-Swift Transportation Holdings, Inc., Class A	2	94
Norfolk Southern Corp.	28	6,087
Old Dominion Freight Line, Inc.	1	253
Union Pacific Corp.	120	23,632
United Parcel Service, Inc., Class B	394	65,657
XPO Logistics, Inc. (a)	1	118

		160,803

Total Industrial		309,288

Technology — 24.7%
Computers — 5.1%
Accenture plc, (Ireland), Class A	8	1,857
Apple, Inc.	671	77,730
Cognizant Technology Solutions Corp., Class A	7	495
Crowdstrike Holdings, Inc., Class A (a)	10	1,396
Dell Technologies, Inc., Class C (a)	9	631
EPAM Systems, Inc. (a)	1	202
Fortinet, Inc. (a)	10	1,158
Hewlett Packard Enterprise Co.	53	495
HP, Inc.	55	1,048
International Business Machines Corp.	12	1,404
Leidos Holdings, Inc.	2	164
NetApp, Inc.	8	343
Seagate Technology plc	9	422
Western Digital Corp.	12	423
Zscaler, Inc. (a)	5	713

		88,481

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	2	518

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 5.6%
Advanced Micro Devices, Inc. (a)	84	6,854
Analog Devices, Inc.	14	1,636
Applied Materials, Inc.	66	3,915
Broadcom, Inc.	24	8,689
Intel Corp.	275	14,257
IPG Photonics Corp. (a)	1	233
KLA Corp.	11	2,133
Lam Research Corp.	10	3,444
Marvell Technology Group Ltd.	47	1,877
Maxim Integrated Products, Inc.	19	1,266
Microchip Technology, Inc.	17	1,783
Micron Technology, Inc. (a)	50	2,367
NVIDIA Corp.	44	23,770
NXP Semiconductors NV, (Netherlands)	20	2,485
ON Semiconductor Corp. (a)	29	625
Qorvo, Inc. (a)	8	1,047
QUALCOMM, Inc.	80	9,447
Skyworks Solutions, Inc.	12	1,732
Teradyne, Inc.	12	936
Texas Instruments, Inc.	41	5,867
Xilinx, Inc.	17	1,800

		96,163

Software — 14.0%
Activision Blizzard, Inc.	286	23,186
Adobe, Inc. (a)	35	16,931
Akamai Technologies, Inc. (a)	2	226
ANSYS, Inc. (a)	6	1,984
Autodesk, Inc. (a)	16	3,619
Black Knight, Inc. (a)	2	142
Broadridge Financial Solutions, Inc.	1	194
Cadence Design Systems, Inc. (a)	20	2,123
CDK Global, Inc.	4	186
Cerner Corp.	4	290
Citrix Systems, Inc.	8	1,152
Coupa Software, Inc. (a)	5	1,295
Datadog, Inc., Class A (a)	9	968
DocuSign, Inc., Class A (a)	12	2,671
Dropbox, Inc., Class A (a)	9	177
Dynatrace, Inc. (a)	13	525
Electronic Arts, Inc. (a)	107	13,983
Fair Isaac Corp. (a)	1	436
Fidelity National Information Services, Inc.	8	1,188
Fiserv, Inc. (a)	8	779
Guidewire Software, Inc. (a)	3	324

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Software — continued
Intuit, Inc.	19		6,095
Jack Henry & Associates, Inc.	1		167
Microsoft Corp.	516		108,435
MongoDB, Inc., Class A (a)	—	(h)	111
MSCI, Inc., Class A	1		412
Oracle Corp.	147		8,759
Paychex, Inc.	4		340
Paycom Software, Inc. (a)	4		1,101
PTC, Inc. (a)	4		336
RingCentral, Inc., Class A (a)	5		1,429
salesforce.com, Inc. (a)	64		16,198
ServiceNow, Inc. (a)	14		6,615
Slack Technologies, Inc., Class A (a)	14		388
Snowflake, Inc., Class A (a)	—	(h)	92
Splunk, Inc. (a)	11		2,133
SS&C Technologies Holdings, Inc.	9		520
Synopsys, Inc. (a)	11		2,314
Take-Two Interactive Software, Inc. (a)	42		7,009
Twilio, Inc., Class A (a)	2		381
Tyler Technologies, Inc. (a)	3		986
Veeva Systems, Inc., Class A (a)	2		458
VMware, Inc., Class A (a)	3		460
Workday, Inc., Class A (a)	7		1,426
Zoom Video Communications, Inc., Class A (a)	11		5,347

			243,891

Total Technology			429,053

Utilities — 0.6%
Electric — 0.6%
AES Corp. (The)	7		133
Alliant Energy Corp.	3		151
Ameren Corp.	3		235
American Electric Power Co., Inc.	7		544
CenterPoint Energy, Inc.	6		125
CMS Energy Corp.	3		211
Consolidated Edison, Inc.	4		347
Dominion Energy, Inc.	11		843
DTE Energy Co.	3		291
Duke Energy Corp.	10		852
Edison International	5		255
Entergy Corp.	3		267
Evergy, Inc.	3		137
Eversource Energy	4		326
Exelon Corp.	13		479
FirstEnergy Corp.	7		195
NextEra Energy, Inc.	6		1,733
NRG Energy, Inc.	3		81
OGE Energy Corp.	2		69

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
PG&E Corp. (a)	14		128
Pinnacle West Capital Corp.	1		105
PPL Corp.	9		246
Public Service Enterprise Group, Inc.	7		362
Sempra Energy	4		456
Southern Co. (The)	14		754
Vistra Corp.	6		119
WEC Energy Group, Inc.	4		353
Xcel Energy, Inc.	6		434

			10,231

Gas — 0.0% (g)
Atmos Energy Corp.	1		127
NiSource, Inc.	4		87
UGI Corp.	2		78

			292

Water — 0.0% (g)
American Water Works Co., Inc.	2		319
Essential Utilities, Inc.	3		107

			426

Total Utilities			10,949

Total Common Stocks (Cost $1,407,578)			1,728,858

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.6%
Time Deposits — 0.6%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2020	1,339		1,339
BNP Paribas SA, 0.01%, 10/01/2020	394		394
Brown Brothers Harriman, 0.01%, 10/01/2020	—	(h)	—	(h)
Citibank NA, 0.01%, 10/01/2020	4,855		4,855
Skandinaviska Enskilda Banken AB, 0.01%, 10/01/2020	3,435		3,435

Total Short-Term Investments (Cost $10,023)			10,023

Total Investments — 99.9% (Cost — $1,417,601)*			1,738,881
Other Assets in Excess of Liabilities — 0.1%			1,712

NET ASSETS — 100.0%			$1,740,593

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini NASDAQ 100 Index	18	12/2020	USD	404	7
Micro E-mini S&P 500 Index	212	12/2020	USD	3,519	34
NASDAQ 100 E-mini Index	2	12/2020	USD	449	7
S&P 500 E-mini Index	38	12/2020	USD	6,338	31

Total unrealized appreciation (depreciation)					79

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Summary of Investments by Industry, September 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	18.0%
Software	14.0%
Pharmaceuticals	13.6%
Transportation	9.2%
Semiconductors	5.5%
Beverages	5.2%
Computers	5.1%
Agriculture	4.1%
Auto Manufacturers	3.3%
Machinery—Diversified	3.2%
Biotechnology	2.3%
Miscellaneous Manufacturers	1.7%
Machinery—Construction & Mining	1.5%
Retail	1.2%
Others (Each less than 1.0%)	11.5%
Short-Term Investments	0.6%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 96.8%
Australia — 2.1%
BHP Group plc	1,065		22,721

Austria — 0.3%
ANDRITZ AG	10		306
Erste Group Bank AG (a)	2		35
OMV AG (a)	11		310
Raiffeisen Bank International AG (a)	1		14
Verbund AG	21		1,125
voestalpine AG	59		1,542

			3,332

Belgium — 2.8%
Ageas SA	58		2,371
Anheuser-Busch InBev SA	458		24,682
Colruyt SA (a)	—	(h)	24
Elia Group SA	9		903
Galapagos NV (a)	—	(h)	36
Groupe Bruxelles Lambert SA	1		64
KBC Group NV	2		79
Proximus SADP	1		16
Sofina SA	—	(h)	24
Solvay SA	—	(h)	36
Telenet Group Holding NV	—	(h)	9
UCB SA	25		2,846
Umicore SA	1		48

			31,138

Chile — 0.2%
Antofagasta plc	199		2,625

China — 0.0% (g)
Silergy Corp.	7		408

Denmark — 4.2%
Ambu A/S, Class B	1		28
AP Moller—Maersk A/S, Class A	—	(h)	26
AP Moller—Maersk A/S, Class B	—	(h)	63
Carlsberg A/S, Class B	62		8,350
Chr Hansen Holding A/S	1		69
Coloplast A/S, Class B	1		114

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Denmark — continued
Danske Bank A/S	4		58
Demant A/S (a)	1		21
DSV PANALPINA A/S	1		204
Genmab A/S (a)	—	(h)	146
GN Store Nord A/S	1		59
H Lundbeck A/S	14		452
Novo Nordisk A/S, Class B	341		23,627
Novozymes A/S, Class B	1		79
Orsted A/S	54		7,427
Pandora A/S	1		44
Tryg A/S	40		1,259
Vestas Wind Systems A/S	27		4,289

			46,315

Finland — 1.4%
Elisa OYJ	1		50
Fortum OYJ	129		2,615
Kone OYJ, Class B	46		4,023
Neste OYJ	3		137
Nokia OYJ	35		136
Nordea Bank Abp	20		151
Orion OYJ, Class B	21		940
Sampo OYJ, Class A	156		6,178
Stora Enso OYJ, Class R	4		58
UPM-Kymmene OYJ	3		99
Wartsila OYJ Abp	60		474

			14,861

France — 11.4%
Accor SA (a)	1		33
Aeroports de Paris	—	(h)	17
Air Liquide SA	3		456
Airbus SE	79		5,749
Alstom SA (a)	26		1,303
Amundi SA (e)	—	(h)	27
Arkema SA	—	(h)	44
Atos SE (a)	1		50
AXA SA	641		11,855
BioMerieux	—	(h)	40
BNP Paribas SA	7		249
Bollore SA	5		20
Bouygues SA	31		1,061
Bureau Veritas SA	2		40
Capgemini SE	1		125
Carrefour SA	4		60
Cie de Saint-Gobain	70		2,922
Cie Generale des Etablissements Michelin SCA	1		110
CNP Assurances	57		711
Covivio	—	(h)	22

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Credit Agricole SA (a)	7		62
Danone SA	62		4,044
Dassault Aviation SA (a)	—	(h)	287
Dassault Systemes SE	1		148
Edenred	1		67
Eiffage SA (a)	11		930
Electricite de France SA	178		1,885
Engie SA (a)	521		6,956
EssilorLuxottica SA (a)	2		237
Eurazeo SE (a)	—	(h)	11
Faurecia SE (a)	1		22
Gecina SA	—	(h)	37
Getlink SE (a)	3		36
Hermes International	—	(h)	165
ICADE	—	(h)	11
Iliad SA	—	(h)	16
Ingenico Group SA	—	(h)	56
Ipsen SA	7		780
JCDecaux SA (a)	—	(h)	8
Kering SA	—	(h)	304
Klepierre SA	1		18
La Francaise des Jeux SAEM (e)	1		19
Legrand SA	36		2,866
L’Oreal SA	2		500
LVMH Moet Hennessy Louis Vuitton SE	2		791
Natixis SA (a)	6		13
Orange SA	12		126
Orpea (a)	—	(h)	36
Pernod Ricard SA	128		20,371
Peugeot SA	4		66
Publicis Groupe SA	1		42
Remy Cointreau SA	14		2,481
Renault SA	1		31
Safran SA (a)	43		4,250
Sanofi	224		22,434
Sartorius Stedim Biotech	—	(h)	58
Schneider Electric SE	75		9,266
SCOR SE (a)	53		1,463
SEB SA	—	(h)	22
Societe Generale SA	5		65
Sodexo SA	1		36
Suez SA	101		1,859
Teleperformance	—	(h)	110
Thales SA	14		1,083
TOTAL SE	191		6,563
Ubisoft Entertainment SA (a)	1		49
Unibail—Rodamco-Westfield	1		33

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Valeo SA	1		43
Veolia Environnement SA	156		3,367
Vinci SA	69		5,806
Vivendi SA	5		143
Wendel SE	—	(h)	15
Worldline SA (a) (e)	1		69

			125,050

Germany — 10.3%
adidas AG (a)	1		376
Allianz SE (Registered)	138		26,520
BASF SE	6		341
Bayer AG (Registered)	195		12,001
Bayerische Motoren Werke AG	2		145
Beiersdorf AG	1		68
Brenntag AG	21		1,326
Carl Zeiss Meditec AG	—	(h)	30
Commerzbank AG	6		28
Continental AG	1		71
Covestro AG (e)	1		52
Daimler AG (Registered)	5		280
Delivery Hero SE (a) (e)	1		92
Deutsche Bank AG (Registered) (a)	12		100
Deutsche Boerse AG	1		204
Deutsche Lufthansa AG (Registered) (a)	2		17
Deutsche Post AG (Registered)	6		272
Deutsche Telekom AG (Registered)	20		338
Deutsche Wohnen SE	2		102
E.ON SE	644		7,099
Evonik Industries AG	1		33
Fraport AG Frankfurt Airport Services Worldwide (a)	—	(h)	11
Fresenius Medical Care AG & Co. KGaA	1		109
Fresenius SE & Co. KGaA	3		118
GEA Group AG	21		725
Hannover Rueck SE	20		3,090
HeidelbergCement AG	1		54
Henkel AG & Co. KGaA	1		61
HOCHTIEF AG	3		260
Infineon Technologies AG	473		13,325
KION Group AG	9		749
Knorr-Bremse AG	10		1,154
LANXESS AG	1		30
LEG Immobilien AG	—	(h)	59
Merck KGaA	26		3,734
METRO AG	1		9
MTU Aero Engines AG	7		1,196
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	46		11,796
Nemetschek SE	—	(h)	27

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Germany — continued
Puma SE	1		45
RWE AG	185		6,913
SAP SE	6		990
Scout24 AG (e)	1		59
Siemens AG (Registered)	103		13,023
Siemens Energy AG (a)	54		1,449
Siemens Healthineers AG (e)	2		73
Symrise AG, Class A	1		109
TeamViewer AG (a) (e)	1		39
Telefonica Deutschland Holding AG	6		16
thyssenkrupp AG (a)	204		1,028
Uniper SE	60		1,926
United Internet AG (Registered)	1		25
Volkswagen AG	—	(h)	32
Vonovia SE	3		216
Zalando SE (a) (e)	1		84

			112,029

Ireland — 0.6%
AerCap Holdings NV (a)	18		441
CRH plc	5		172
DCC plc	13		1,030
Experian plc	5		207
Flutter Entertainment plc	1		148
Kerry Group plc, Class A	16		2,060
Kingspan Group plc	21		1,887
Smurfit Kappa Group plc	1		54

			5,999

Isle of Man — 0.0% (g)
GVC Holdings plc	4		48

Italy — 3.8%
Assicurazioni Generali SpA	365		5,149
Atlantia SpA (a)	3		49
Bio On Spa (a) (bb) (cc)	1		—
Davide Campari-Milano NV	350		3,815
DiaSorin SpA	—	(h)	32
Enel SpA	2,314		20,074
Eni SpA	197		1,537
Ferrari NV	1		140
FinecoBank Banca Fineco SpA	3		48
Infrastrutture Wireless Italiane SpA (e)	2		17
Intesa Sanpaolo SpA	101		189
Leonardo SpA	39		227
Mediobanca Banca di Credito Finanziario SpA	4		30
Moncler SpA	1		48
Nexi SpA (a) (e)	2		49
Pirelli & C SpA (e)	3		11

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Italy — continued
Poste Italiane SpA (e)	173		1,531
Prysmian SpA	33		951
Recordati Industria Chimica e Farmaceutica SpA	21		1,064
Snam SpA	629		3,233
Telecom Italia SpA	87		35
Terna Rete Elettrica Nazionale SpA	408		2,858
UniCredit SpA	13		108

			41,195

Jordan — 0.1%
Hikma Pharmaceuticals plc	34		1,138

Luxembourg — 0.5%
ArcelorMittal SA (a)	361		4,808
Aroundtown SA	6		31
Eurofins Scientific SE (a)	—	(h)	63
SES SA, Class A	2		16
Tenaris SA	3		14

			4,932

Netherlands — 8.5%
ABN AMRO Bank NV, GDR CVA (a) (e)	2		20
Adyen NV (a) (e)	—	(h)	201
Aegon NV	593		1,534
Akzo Nobel NV	1		119
Altice Europe NV (a)	4		18
Argenx SE (a)	—	(h)	72
ASML Holding NV	161		59,411
EXOR NV	1		36
Heineken Holding NV	69		5,401
Heineken NV	156		13,886
ING Groep NV	24		171
Just Eat Takeaway.com NV (a) (e)	1		86
Koninklijke Ahold Delhaize NV	7		199
Koninklijke DSM NV	1		172
Koninklijke KPN NV	21		50
Koninklijke Philips NV	6		261
Koninklijke Vopak NV	—	(h)	26
NN Group NV	96		3,580
Prosus NV (a)	3		272
QIAGEN NV (a)	1		71
Randstad NV	1		38
Royal Dutch Shell plc, Class A	317		3,960
Royal Dutch Shell plc, Class B	287		3,475
Wolters Kluwer NV	2		141

			93,200

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Norway — 0.6%
Adevinta ASA, Class B (a)	1		25
DNB ASA	6		80
Equinor ASA	77		1,097
Gjensidige Forsikring ASA	66		1,344
Mowi ASA	44		788
Norsk Hydro ASA	678		1,871
Orkla ASA	76		763
Schibsted ASA, Class B	1		24
Telenor ASA	4		74
Yara International ASA	1		42

			6,108

Portugal — 0.4%
EDP—Energias de Portugal SA	817		4,019
Galp Energia SGPS SA	39		360
Jeronimo Martins SGPS SA	1		23

			4,402

South Korea — 5.4%
Samsung Electronics Co. Ltd.	1,048		52,023
Samsung Electronics Co. Ltd. (Registered), GDR	5		6,653

			58,676

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	36		820
Aena SME SA (e)	—	(h)	59
Amadeus IT Group SA	3		152
Banco Bilbao Vizcaya Argentaria SA	41		115
Banco Santander SA	101		188
Bankinter SA	4		17
CaixaBank SA	21		46
Cellnex Telecom SA (e)	2		116
Enagas SA	28		653
Endesa SA	96		2,575
Ferrovial SA	65		1,587
Grifols SA	2		54
Iberdrola SA	1,704		20,972
Industria de Diseno Textil SA	7		185
Mapfre SA	357		561
Naturgy Energy Group SA	93		1,857
Red Electrica Corp. SA	100		1,872
Repsol SA	115		777
Siemens Gamesa Renewable Energy SA	32		878
Telefonica SA	30		103

			33,587

Sweden — 2.7%
Alfa Laval AB	42		936
Assa Abloy AB, Class B	135		3,159
Atlas Copco AB, Class A	91		4,316
Atlas Copco AB, Class B	53		2,195
Boliden AB	138		4,095
Electrolux AB, Class B	1		31

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Epiroc AB, Class A	89		1,289
Epiroc AB, Class B	52		728
EQT AB	1		29
Essity AB, Class B	4		124
Evolution Gaming Group AB (e)	1		50
Hennes & Mauritz AB, Class B	5		82
Hexagon AB, Class B	2		132
Husqvarna AB, Class B	3		30
ICA Gruppen AB	1		29
Industrivarden AB, Class C	1		25
Investment AB Latour, Class B	20		471
Investor AB, Class B	3		183
Kinnevik AB, Class B	1		59
L E Lundbergforetagen AB, Class B	—	(h)	25
Lundin Energy AB	1		21
Nibe Industrier AB, Class B	42		1,087
Sandvik AB	152		2,976
Securitas AB, Class B	2		30
Skandinaviska Enskilda Banken AB, Class A	10		87
Skanska AB, Class B	46		971
SKF AB, Class B	51		1,058
Svenska Cellulosa AB SCA, Class B (a)	4		53
Svenska Handelsbanken AB, Class A	9		79
Swedbank AB, Class A	5		84
Swedish Match AB	16		1,340
Tele2 AB, Class B	3		43
Telefonaktiebolaget LM Ericsson, Class B	18		193
Telia Co. AB	15		61
Volvo AB, Class B	200		3,851

			29,922

Switzerland — 17.5%
ABB Ltd. (Registered)	249		6,318
Adecco Group AG (Registered)	1		47
Alcon, Inc. (a)	3		171
Baloise Holding AG (Registered)	15		2,263
Banque Cantonale Vaudoise (Registered)	—	(h)	21
Barry Callebaut AG (Registered)	—	(h)	684
Chocoladefabriken Lindt & Spruengli AG	—	(h)	920
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	980
Cie Financiere Richemont SA (Registered), Class A	3		215
Clariant AG (Registered)	1		26
Coca-Cola HBC AG	120		2,973
Credit Suisse Group AG (Registered)	15		149
EMS-Chemie Holding AG (Registered)	—	(h)	42
Geberit AG (Registered)	5		2,958
Givaudan SA (Registered)	—	(h)	246
Glencore plc (a)	5,040		10,450

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Julius Baer Group Ltd.	1		59
Kuehne + Nagel International AG (Registered)	—	(h)	64
LafargeHolcim Ltd. (Registered) (a)	3		144
Logitech International SA (Registered)	1		78
Lonza Group AG (Registered)	—	(h)	281
Nestle SA (Registered)	301		35,792
Novartis AG (Registered)	440		38,178
Partners Group Holding AG	—	(h)	102
Roche Holding AG	139		47,657
Schindler Holding AG	5		1,501
Schindler Holding AG (Registered)	3		746
SGS SA (Registered)	—	(h)	102
Sika AG (Registered)	1		214
Sonova Holding AG (Registered) (a)	—	(h)	85
STMicroelectronics NV	241		7,386
Straumann Holding AG (Registered)	—	(h)	62
Swatch Group AG (The)	—	(h)	38
Swatch Group AG (The) (Registered)	—	(h)	15
Swiss Life Holding AG (Registered)	11		4,002
Swiss Prime Site AG (Registered)	—	(h)	45
Swiss Re AG	98		7,241
Swisscom AG (Registered)	—	(h)	86
Temenos AG (Registered)	—	(h)	55
UBS Group AG (Registered)	22		250
Vifor Pharma AG	9		1,228
Zurich Insurance Group AG	50		17,378

			191,252

Taiwan — 3.9%
ASE Technology Holding Co. Ltd.	305		628
ASMedia Technology, Inc.	3		134
Globalwafers Co. Ltd.	21		274
MediaTek, Inc.	141		2,988
Nanya Technology Corp.	115		231
Novatek Microelectronics Corp.	54		498
Phison Electronics Corp.	14		129
Powertech Technology, Inc.	70		211
Realtek Semiconductor Corp.	46		583
Taiwan Semiconductor Manufacturing Co. Ltd.	2,305		34,677
United Microelectronics Corp.	1,089		1,074
Vanguard International Semiconductor Corp.	84		281
Win Semiconductors Corp.	32		319
Winbond Electronics Corp.	280		136

			42,163

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16		—

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — 17.0%
3i Group plc	6		77
Admiral Group plc	1		39
Anglo American plc	619		14,969
Ashtead Group plc	61		2,182
Associated British Foods plc	36		868
AstraZeneca plc	260		28,395
Auto Trader Group plc (e)	6		43
AVEVA Group plc	—	(h)	24
Aviva plc	24		88
BAE Systems plc	435		2,704
Barclays plc	107		135
Barratt Developments plc	7		40
Berkeley Group Holdings plc	1		44
BP plc	1,566		4,530
British American Tobacco plc	232		8,314
British Land Co. plc (The)	5		22
BT Group plc	54		69
Bunzl plc	45		1,467
Burberry Group plc	2		49
CNH Industrial NV	139		1,074
Coca-Cola European Partners plc	123		4,772
Compass Group plc	11		165
Croda International plc	1		62
Diageo plc	1,406		48,304
Direct Line Insurance Group plc	9		30
Evraz plc	257		1,143
Ferguson plc	30		3,049
Fiat Chrysler Automobiles NV	7		83
GlaxoSmithKline plc	994		18,627
Halma plc	2		71
Hargreaves Lansdown plc	2		40
HSBC Holdings plc	124		486
Imperial Brands plc	96		1,692
Informa plc	9		46
InterContinental Hotels Group plc	1		57
Intertek Group plc	1		81
J Sainsbury plc	11		27
JD Sports Fashion plc	3		30
Johnson Matthey plc	1		36
Kingfisher plc	12		46
Land Securities Group plc	4		29
Legal & General Group plc	36		88
Lloyds Banking Group plc	433		147
London Stock Exchange Group plc	2		219
M&G plc	15		30
Melrose Industries plc (a)	655		971
Mondi plc	3		61

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
National Grid plc	21		246
Natwest Group plc	29		40
Next plc	1		64
Ocado Group plc (a)	3		97
Pearson plc	5		34
Persimmon plc	2		60
Prudential plc	16		226
Reckitt Benckiser Group plc	4		421
RELX plc	12		261
Rentokil Initial plc	11		75
Rio Tinto plc	566		34,044
Rolls-Royce Holdings plc (a)	263		437
RSA Insurance Group plc	6		37
Sage Group plc (The)	7		63
Schroders plc	1		27
Segro plc	7		87
Severn Trent plc	1		45
Smith & Nephew plc	5		104
Smiths Group plc	53		945
Spirax-Sarco Engineering plc	10		1,414
SSE plc	6		97
St James’s Place plc	3		39
Standard Chartered plc	16		73
Standard Life Aberdeen plc	14		41
Taylor Wimpey plc	20		29
Tesco plc	59		163
Unilever NV	9		540
Unilever plc	7		436
United Utilities Group plc	4		48
Vodafone Group plc	164		217
Whitbread plc	1		31
Wm Morrison Supermarkets plc	15		32
WPP plc	7		58

			186,056

Total Common Stocks (Cost $973,791)			1,057,157

Preferred Stocks — 0.8%
Germany — 0.1%
Bayerische Motoren Werke AG	—	(h)	19
FUCHS PETROLUB SE	—	(h)	21
Henkel AG & Co. KGaA	1		113
Porsche Automobil Holding SE (a)	1		57
Sartorius AG	—	(h)	89
Volkswagen AG	1		183

			482

South Korea — 0.7%
Samsung Electronics Co. Ltd.	180		7,768

Total Preferred Stocks (Cost $6,826)			8,250

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 1.8%
Time Deposits — 1.8%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2020		807		807
BNP Paribas SA,
(1.49%), 10/01/2020	CHF	3,101		3,367
0.01%, 10/01/2020		190		190
Brown Brothers Harriman,
(1.49%), 10/01/2020	CHF	—	(h)	—	(h)
(0.69%), 10/01/2020	EUR	14		17
(0.55%), 10/01/2020	DKK	6,616		1,042
(0.28%), 10/01/2020	SEK	—	(h)	—	(h)
(0.10%), 10/01/2020	NOK	1,093		117
0.01%, 10/01/2020	GBP	3		4
0.01%, 10/01/2020	SGD	—	(h)	—	(h)
0.01%, 10/01/2020		29		29
0.01%, 10/05/2020	HKD	—	(h)	—	(h)
0.03%, 10/01/2020	CAD	47		35
5.20%, 10/01/2020	ZAR	—	(h)	—	(h)
Citibank NA,
(0.69%), 10/01/2020	EUR	6,806		7,980
0.01%, 10/01/2020	GBP	2,450		3,161
0.01%, 10/01/2020		91		91
Skandinaviska Enskilda Banken AB,
(0.28%), 10/01/2020	SEK	4,357		487
0.01%, 10/01/2020		2,233		2,233

Total Short-Term Investments (Cost $19,560)				19,560

Total Investments — 99.4% (Cost — $1,000,177) *				1,084,967
Other Assets in Excess of Liabilities — 0.6%				6,863

NET ASSETS — 100.0%				$1,091,830

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	9	10/2020	EUR	1,169	(14)
Euro STOXX 50 Index	326	12/2020	EUR	12,560	(352)
FTSE 100 Index	107	12/2020	GBP	8,283	(217)
MSCI Taiwan Index	5	10/2020	USD	243	4

Total unrealized appreciation (depreciation)					(579)

Six Circles Managed Equity Portfolio International Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Managed Equity Portfolio International Unconstrained Fund

Summary of Investments by Industry, September 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	18.7%
Semiconductors	17.4%
Beverages	12.4%
Insurance	10.0%
Electric	8.4%
Mining	8.4%
Food	4.4%
Oil & Gas	2.2%
Miscellaneous Manufacturers	1.6%
Aerospace/Defense	1.5%
Machinery—Diversified	1.4%
Electrical Components & Equipments	1.2%
Engineering & Construction	1.1%
Agriculture	1.0%
Others (Each less than 1.0%)	8.5%
Short-Term Investments	1.8%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$7,859	$—	$—	$7,859
Communications	339,763	—	—	339,763
Consumer Cyclical	85,613	—	—	85,613
Consumer Non-cyclical	485,077	—	—	485,077
Energy	7,306	—	—	7,306
Financial	53,950	—	—	53,950
Industrial	309,288	—	—	309,288
Technology	429,053	—	—	429,053
Utilities	10,949	—	—	10,949

Total Common Stocks	1,728,858	—	—	1,728,858

Short-Term Investments
Time Deposits	—	10,023	—	10,023

Total Investments in Securities	$1,728,858	$10,023	$—	$1,738,881

Appreciation in Other Financial Instruments
Futures contracts	$79	$—	$—	$79

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,721	$—	$22,721
Austria	—	3,332	—	3,332
Belgium	—	31,138	—	31,138
Chile	—	2,625	—	2,625
China	—	408	—	408
Denmark	7,427	38,888	—	46,315
Finland	—	14,861	—	14,861
France	—	125,050	—	125,050
Germany	1,449	110,580	—	112,029
Ireland	441	5,558	—	5,999
Isle of Man	—	48	—	48
Italy	11	41,184	—	41,195
Jordan	—	1,138	—	1,138
Luxembourg	—	4,932	—	4,932
Netherlands	97	93,103	—	93,200
Norway	25	6,083	—	6,108
Portugal	—	4,402	—	4,402
South Korea	—	58,676	—	58,676
Spain	—	33,587	—	33,587
Sweden	—	29,922	—	29,922
Switzerland	—	191,252	—	191,252
Taiwan	—	42,163	—	42,163
United Arab Emirates	—	—	—	—
United Kingdom	4,772	181,284	—	186,056

Total Common Stocks	14,222	1,042,935	—	1,057,157

Preferred Stocks
Germany	—	482	—	482
South Korea	—	7,768	—	7,768

Total Preferred Stocks	—	8,250	—	8,250

Short-Term Investments
Time Deposits	—	19,560	—	19,560

Total Investments in Securities	$14,222	$1,070,745	$—	$1,084,967

Appreciation in Other Financial Instruments
Futures contract	$4	$—	$—	$4

Depreciation in Other Financial Instruments
Futures contracts	$(583)	$—	$—	$(583)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Six Circles Managed Equity Portfolio International Unconstrained also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

For more complete information about the Fund, including the Fund’s objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in this Fund and any other Fund is not designed to be a complete investment program. The Fund is NOT designed to be used as a stand-alone investment. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.